Disclosure of objectives, policies and processes for managing capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Long-term debt	$ 464,308	$ 45,780
Total equity	1,894,405	1,214,304	$ 937,239
Undrawn revolving credit facility	201,969	150,000
Total capital	$ 2,560,682	$ 1,410,084